Related Party Transactions - Key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Short-term employee benefits	$ 1,451	$ 1,245	$ 1,777
Directors' fees	531	594	576
Share-based compensation	0	0	713
Total	$ 1,982	$ 1,839	$ 3,066